Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2015	$ 453,416
2016	417,343
2017	371,709
2018	198,759
2019	122,306
2020 and thereafter	310,852
Total	$ 1,874,385